Accumulated other comprehensive (loss)/income (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive income [Abstract]
Schedule of Accumulated other comprehensive income/(loss)
Foreign currency translation adjustments
US$

Balance as of December 31, 2014	104,557,008
Other comprehensive loss	(73,605,171)
Balance as of December 31, 2015	30,951,837
Other comprehensive loss	(65,634,725)
Balance as of December 31, 2016	(34,682,888)
Other comprehensive income	63,908,624
Balance as of December 31, 2017	29,225,736